Supplement to the
Fidelity Advisor® Overseas Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Vincent Montemaggiore (lead portfolio manager) has managed the fund since October 2016.

Graeme Rockett (co-manager) has managed the fund since September 2005.

Andrew Sergeant (co-manager) has managed the fund since October 2016.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Advisers(s)" heading.

FMR Investment Management (U.K.) Limited (FMR U.K.), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2015, FMR U.K. had approximately $18.6 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Vincent Montemaggiore is lead portfolio manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

Graeme Rockett is co-manager of the fund, which he has managed since September 2005. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

Andrew Sergeant is co-manager of the fund, which he has managed since October 2016. Since joining Fidelity Investments in 2005, Mr. Sergeant has worked as an analyst and portfolio manager.

OSI-16-03 1.743526.133	December 1, 2016

Supplement to the
Fidelity Advisor® Diversified International Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the redemption fee has been removed.

ADIF-16-02 1.743414.138	December 1, 2016

Supplement to the
Fidelity Advisor® Emerging Markets Income Fund
Class I
February 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

EMII-16-01 1.743423.126	December 1, 2016

Supplement to the
Fidelity Advisor® Emerging Markets Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, The following information replaces similar information in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

FAEM-16-02 1.798816.121	December 1, 2016

Supplement to the
Fidelity Advisor® Overseas Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, the redemption fee has been removed.

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Vincent Montemaggiore (lead portfolio manager) has managed the fund since October 2016.

Graeme Rockett (co-manager) has managed the fund since September 2005.

Andrew Sergeant (co-manager) has managed the fund since October 2016.

The following information replaces similar information found in the "Fund Management" section under the "Sub-Adviser(s)" heading.

FMR Investment Management (U.K.) Limited (FMR U.K.), at 1 St. Martin's Le Grand, London, EC1A 4AS, United Kingdom, serves as a sub-adviser for the fund. As of December 31, 2015, FMR U.K. had approximately $18.6 billion in discretionary assets under management. Currently, FMR U.K. has day-to-day responsibility for choosing certain types of investments for the fund. FMR U.K. is an affiliate of the Adviser.

The following information replaces similar information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Vincent Montemaggiore is lead portfolio manager of the fund, which he has managed since October 2016. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Montemaggiore has worked as an equity research analyst and portfolio manager.

Graeme Rockett is co-manager of the fund, which he has managed since September 2005. He also manages other funds. Since joining Fidelity Investments in 1998, Mr. Rockett has worked as a research analyst and portfolio manager.

Andrew Sergeant is co-manager of the fund, which he has managed since October 2016. Since joining Fidelity Investments in 2005, Mr. Sergeant has worked as an analyst and portfolio manager.

OS-16-04 1.743525.137	December 1, 2016

Supplement to the
Fidelity Advisor® International Capital Appreciation Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

AICAP-16-02 1.743370.136	December 1, 2016

Supplement to the
Fidelity Advisor® Emerging Asia Fund
Class I
December 30, 2015
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

John Dance (lead portfolio manager) has managed the fund since September 2016.

Colin Chickles (co-manager) has managed the fund since January 2010.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

John Dance is lead portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

Colin Chickles is co-manager of the fund, which he has managed since January 2010. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Chickles has worked as an analyst and portfolio manager.

AEAI-16-02 1.725514.131	December 1, 2016

Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, The following information replaces similar information in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AGLOI-16-01 1.743464.137	December 1, 2016

Supplement to the
Fidelity Advisor® Emerging Asia Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

The following information replaces similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)".

John Dance (lead portfolio manager) has managed the fund since September 2016.

Colin Chickles (co-manager) has managed the fund since January 2010.

Effective December 12, 2016, the following information replaces similar information in the “Shareholder Information” section under the heading “Selling Shares”.

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

The following information replaces the biographical information found in the "Fund Management" section under the heading "Portfolio Manager(s)".

John Dance is lead portfolio manager of the fund, which he has managed since September 2016. He also manages other funds. Since joining Fidelity Investments in 2006, Mr. Dance has worked as a research analyst and portfolio manager.

Colin Chickles is co-manager of the fund, which he has managed since January 2010. He also manages other funds. Since joining Fidelity Investments in 1996, Mr. Chickles has worked as an analyst and portfolio manager.

AEA-16-03 1.725513.139	December 1, 2016

Supplement to the
Fidelity Advisor® Global Capital Appreciation Fund
Class A, Class T, Class B and Class C
December 30, 2015
Prospectus

The Board of Trustees of the fund approved the conversion of all existing Class B shares of the fund into Class A shares of the same fund, effective on or about July 1, 2016, regardless of the length of times shares have been held. All conversions will be made on the basis of the relative net asset values of the two classes, without imposition of any sales load, fee, or other charge. After the effective date of the conversions, all references to Class B shares in the prospectus will no longer be applicable. Shareholders should consult their prospectus for more information regarding Class A shares.

Effective December 12, 2016, The following information replaces similar information in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

AGLO-16-02 1.737647.144	December 1, 2016

Supplement to the
Fidelity Advisor® International Capital Appreciation Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

AICAPI-16-01 1.743371.131	December 1, 2016

Supplement to the
Fidelity Advisor® Diversified International Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ADIFI-16-01 1.743415.133	December 1, 2016

Supplement to the
Fidelity Advisor® Emerging Markets Fund
Class I
December 30, 2015
Prospectus

Effective December 12, 2016, The following information replaces similar information in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

FAEMI-16-01 1.802337.118	December 1, 2016

Supplement to the
Fidelity Advisor® Emerging Markets Income Fund
Class A, Class T, Class B and Class C
February 29, 2016
Prospectus

Effective December 12, 2016, the following information replaces similar information in the "Shareholder Information" section under the heading "Selling Shares".

  Certain types of transactions in employer-sponsored and 403(b) retirement plans, including redemptions in conjunction with plan sponsor events and redemptions of shares purchased through plan sponsor events, plan contributions or loan repayments.

EMI-16-02 1.743422.132	December 1, 2016